Investment Objectives and Goals - Summitry Equity Fund	Jun. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Summitry Equity Fund (the “Fund”) is to provide long-term capital appreciation. A secondary objective is to provide current income.